COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Deposits (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT
Non-financial sector	$ 131,280,895	$ 190,358,730
Financial sector	744,014	243,730
Current accounts	602,437,789	507,855,711
Special checking accounts	1,756,294,844	1,283,546,247
Savings accounts	1,011,081,613	936,408,041
Time deposits and investments accounts	1,407,375,180	959,243,184
Investment accounts	133,049,381	222,602,406
Others	51,942,615	45,863,264
Interest and Adjustments	24,680,148	28,527,618
Deposits	$ 5,118,886,479	$ 4,174,648,931